THE LAZARD FUNDS, INC.
Lazard International Equity Portfolio

Lazard International Equity Select Portfolio

Lazard International Strategic Equity Portfolio

Supplement to Current Summary Prospectus and Prospectus

As of February 1, 2022 (the "Effective Date"), the following will supplement "Management—Portfolio Managers/Analysts" in the summary prospectus for each of Lazard International Equity Portfolio and Lazard International Equity Select Portfolio and "Lazard Funds Summary Section—Lazard International Equity Portfolio—Management—Portfolio Managers/Analysts" and "Lazard Funds Summary Section—Lazard International Equity Select Portfolio—Management—Portfolio Managers/Analysts" in the prospectus:

Paul Selvey-Clinton, portfolio manager/analyst on the Investment Manager's European Equity, International Equity and International Equity Select teams, has been with the Portfolio since February 2022.

As of the Effective Date, the following will supplement "Management—Portfolio Managers/Analysts" in the summary prospectus for Lazard International Strategic Equity Portfolio and "Lazard Funds Summary Section—Lazard International Strategic Equity Portfolio—Management—Portfolio Managers/Analysts" in the prospectus:

Jimmie Bork, portfolio manager/analyst on the Investment Manager's Global Equity Income, International Strategic Equity and Global Strategic Equity teams, has been with the Portfolio since February 2022.

As of the Effective Date, the following will supersede and replace any contrary information in the section entitled "Lazard Funds Fund Management—Portfolio Management" in the prospectus:

International Equity Portfolio—Michael G. Fry (since November 2005), Michael A. Bennett (since May 2003), Kevin J. Matthews (since May 2013), Michael Powers (since May 2003), Giles Edwards (since May 2019), Paul Selvey-Clinton (since February 2022) and John R. Reinsberg# (since January 1992)

International Equity Select Portfolio—Michael G. Fry (since May 2010), Michael A. Bennett (since May 2003), James M. Donald and Kevin J. Matthews (each since May 2010), Michael Powers (since May 2003), Giles Edwards (since May 2019), Paul Selvey-Clinton (since February 2022) and John R. Reinsberg** (since May 2001)

International Strategic Equity Portfolio—Mark Little (since October 2005), Michael A. Bennett (since September 2008), Robin O. Jones (since May 2009), Jimmie Bork (since February 2022) and John R. Reinsberg# (since October 2005)

As of the Effective Date, the following will supplement or supersede and replace any contrary information in the section entitled "Lazard Funds Fund Management—Biographical Information of Portfolio Management Team" in the prospectus:

Paul Selvey-Clinton, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager's European Equity, International Equity and International Equity Select teams. He joined the Investment Manager in 2014 and has been working in the investment field since 2006. Prior to joining the Investment Manager, Mr. Selvey-Clinton was an Equity Analyst and Partner with Occitan Capital and an Equity Analyst with Brevan Howard Asset Management.

Jimmie Bork, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Global Equity Income, International Strategic Equity and Global Strategic Equity teams. He joined the Investment Manager in 2016 and has been working in the investment field since 2011. Prior to joining the Investment Manager, Mr. Bork was an Equity Analyst with Legal & General and Credit Suisse.

Dated: January 24, 2022